Borrowings - Schedule of debt (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2022 CNY (¥)
Schedule of debt
Credit facilities of liabilities	¥ 300,000
Credit facilities of revenues	2,500,000
Credit facilities | Third party banks
Schedule of debt
Maximum borrowing capacity	400,000
Debt Instrument, Unused Borrowing Capacity, Amount	¥ 279,000